Thomas White International Fund
Investment Portfolio (Unaudited)	January 31, 2022

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.9%)
	AUSTRALIA (1.9%)
	Brambles Ltd. +	Commercial & Professional Services	108,300	$745,411
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	4,850	900,707
				1,646,118

	AUSTRIA (1.0%)
	OMV AG +	Energy	15,000	912,331

	BRAZIL (4.8%)
	JBS SA	Food, Beverage & Tobacco	224,900	1,492,529
	Pagseguro Digital Ltd. - Class A *#	Software & Services	24,600	556,452
	Suzano SA	Materials	70,300	785,465
	Vale SA	Materials	91,400	1,395,932
				4,230,378

	CANADA (5.1%)
	Brookfield Asset Management, Inc. - Class A	Diversified Financials	22,900	1,261,063
	Magna International, Inc.	Automobiles & Components	8,100	652,575
	Royal Bank of Canada	Banks	10,800	1,231,361
	West Fraser Timber Co. Ltd.	Materials	14,100	1,305,122
				4,450,121

	CHINA (7.8%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,700	1,345,953
	Baidu, Inc. - Class A *+	Media & Entertainment	34,000	674,901
	BYD Co. Ltd. +	Automobiles & Components	22,000	633,259
	China Merchants Port Holdings Co. Ltd. +	Transportation	268,000	494,398
	COSCO SHIPPING Holdings Co. Ltd. - H Shares *+	Transportation	624,400	1,128,822
	JD.com, Inc. - Class A *+	Retailing	776	28,937
	Lenovo Group Limited +	Technology Hardware & Equipment	630,000	679,241
	Pinduoduo, Inc. *	Retailing	7,400	442,816
	Tencent Holdings Limited +	Media & Entertainment	16,300	994,908
	Wuxi Biologics Cayman, Inc. *+	Pharmaceuticals, Biotechnology & Life Sciences	42,500	417,345
				6,840,580

	FRANCE (6.0%)
	BNP Paribas SA +	Banks	18,400	1,314,905
	Cie de Saint-Gobain +	Capital Goods	13,300	903,484
	Credit Agricole SA +	Banks	88,500	1,328,434
	Eiffage SA +	Capital Goods	5,200	545,411
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	1,425	1,171,677
				5,263,911

	GERMANY (7.6%)
	Daimler AG +	Automobiles & Components	21,200	1,668,798
	Daimler Truck Holding AG *	Capital Goods	18,100	638,092
	Deutsche Post AG +	Transportation	14,200	846,197
	Deutsche Telekom AG +	Telecommunication Services	63,300	1,186,285
	Siemens AG +	Capital Goods	10,000	1,572,306
	Volkswagen AG +	Automobiles & Components	2,700	771,622
				6,683,300

	GREECE (1.2%)
	Star Bulk Carriers Corp. #	Transportation	47,500	1,056,400

	HONG KONG (2.3%)
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	12,500	705,470
	Techtronic Industries Company Limited +	Capital Goods	81,500	1,339,886
				2,045,356

	INDIA (3.7%)
	HDFC Bank Ltd. - ADR	Banks	17,100	1,173,573
	ICICI Bank Ltd. - ADR	Banks	63,000	1,368,990
	Tata Motors Limited - ADR *#	Automobiles & Components	22,000	742,720
				3,285,283

	IRELAND (1.2%)
	CRH PLC +	Materials	21,390	1,075,307

	ITALY (3.6%)
	Intesa Sanpaolo SpA +	Banks	534,200	1,579,114
	Poste Italiane SpA +	Insurance	51,900	693,681
	UniCredit SpA +	Banks	59,000	930,642
				3,203,437

	JAPAN (14.1%)
	Hitachi Ltd. +	Capital Goods	22,700	1,183,233
	Keyence Corp. +	Technology Hardware & Equipment	900	462,835
	MS&AD Insurance Group Holdings, Inc. +	Insurance	22,900	786,091
	Murata Manufacturing Co. Ltd. +	Technology Hardware & Equipment	14,200	1,064,898
	Nidec Corporation +	Capital Goods	11,100	983,668
	Nomura Research Institute Ltd. +	Software & Services	22,000	774,057
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	23,000	1,134,116
	Renesas Electronics Corp. *+	Semiconductors & Semiconductor Equipment	111,500	1,283,501
	Shin-Etsu Chemical Co. Ltd. +	Materials	5,500	921,072
	SMC Corp. +	Capital Goods	1,800	1,006,862
	Sony Group Corp. +	Consumer Durables & Apparel	11,600	1,295,932
	Sysmex Corp. +	Health Care Equipment & Services	5,900	560,216
	Toyota Industries Corporation +	Capital Goods	11,800	922,030
				12,378,511

	MEXICO (0.8%)
	America Movil SAB de CV - Series L	Telecommunication Services	735,000	691,601

	NETHERLANDS (5.3%)
	Airbus SE *+	Capital Goods	7,150	912,758
	ArcelorMittal SA +	Materials	39,900	1,190,297
	ASML Holding NV +	Semiconductors & Semiconductor Equipment	2,010	1,374,835
	ING Groep NV +	Banks	80,000	1,180,998
				4,658,888

	RUSSIA (2.4%)
	LUKOIL PJSC - ADR +	Energy	23,900	2,143,520

	SINGAPORE (1.1%)
	Kulicke & Soffa Industries, Inc.	Semiconductors & Semiconductor Equipment	18,300	1,000,827

	SOUTH KOREA (6.0%)
	Hyundai Motor Company +	Automobiles & Components	5,800	930,768
	KB Financial Group, Inc. +	Banks	30,130	1,518,873
	Korea Zinc Co. Ltd. +	Materials	1,650	703,064
	LG Chem Ltd. +	Materials	1,425	764,992
	POSCO +	Materials	3,525	796,876
	SK Telecom Co. Ltd. +	Telecommunication Services	11,463	541,754
				5,256,327

	SWEDEN (0.7%)
	Volvo AB - B Shares +	Capital Goods	28,100	633,637

	SWITZERLAND (5.2%)
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,050	722,749
	Nestle SA +	Food, Beverage & Tobacco	13,800	1,777,881
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,353,331
	UBS Group AG +	Diversified Financials	39,000	723,095
				4,577,056

	TAIWAN (4.8%)
	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	Semiconductors & Semiconductor Equipment	27,600	3,384,588
	United Microelectronics Corp. - ADR #	Semiconductors & Semiconductor Equipment	86,300	848,329
				4,232,917

	UNITED KINGDOM (9.3%)
	Anglo American PLC +	Materials	31,400	1,376,958
	Ashtead Group PLC +	Capital Goods	18,000	1,285,835
	AstraZeneca PLC +	Pharmaceuticals, Biotechnology & Life Sciences	8,150	945,709
	Barclays PLC +	Banks	683,200	1,836,417
	Diageo PLC +	Food, Beverage & Tobacco	29,900	1,507,166
	Glencore PLC +	Materials	242,800	1,269,096
				8,221,181

	Total Common Stocks	(Cost $68,511,727)		84,486,987

	PREFERRED STOCKS (1.1%)
	GERMANY (1.1%)
	Volkswagen AG (Perpetual, 3.17%) ^ +	Automobiles & Components	4,700	968,604

	Total Preferred Stocks	(Cost $836,552)		968,604

HELD AS COLLATERAL FOR SECURITIES LENDING (1.9%)
SHORT TERM INVESTMENT (1.9%)
MONEY MARKET FUND (1.9%)
Northern Institutional Liquid Assets Portfolio, 0.09% (a)	1,650,336	1,650,336

Total Held as Collateral for Securities Lending			(Cost $1,650,336)	1,650,336

Total Investments		98.9%	(Cost $69,348,279)	$87,105,927
Other Assets, Less Liabilities		1.1%		933,055
Total Net Assets:		100.0%		$88,038,982

Percentages are stated as a percent of net assets.

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2022. The market value of the securities loaned was $2,732,925. The loaned securities were secured with cash collateral of $1,650,336 and non-cash collateral with a value of $1,049,278. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
(a)	7-Day Effective Yield as of January 31, 2022.
PLC	- Public Limited Company
ADR	- American Depositary Receipt

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification
Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of January 31, 2022, in valuing the Fund's assets:

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2022, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$1,646,118	$–	$1,646,118
Austria	–	912,331	–	912,331
Brazil	4,230,378	–	–	4,230,378
Canada	4,450,121	–	–	4,450,121
China	1,788,769	5,051,811	–	6,840,580
France	–	5,263,911	–	5,263,911
Germany	638,092	6,045,208	–	6,683,300
Greece	1,056,400	–	–	1,056,400
Hong Kong	–	2,045,356	–	2,045,356
India	3,285,283	–	–	3,285,283
Ireland	–	1,075,307	–	1,075,307
Italy	–	3,203,437	–	3,203,437
Japan	–	12,378,511	–	12,378,511
Mexico	691,601	–	–	691,601
Netherlands	–	4,658,888	–	4,658,888
Russia	–	2,143,520	–	2,143,520
Singapore	1,000,827	–	–	1,000,827
South Korea	–	5,256,327	–	5,256,327
Sweden	–	633,637	–	633,637
Switzerland	–	4,577,056	–	4,577,056
Taiwan	4,232,917	–	–	4,232,917
United Kingdom	–	8,221,181	–	8,221,181
Total Common Stocks	$21,374,388	$63,112,599	$–	$84,486,987

Preferred Stocks

Germany	$–	$968,604	$–	$968,604
Total Preferred Stocks	–	968,604	–	968,604

Short Term Investments	$1,650,336	$–	$–	$1,650,336
Total Investments	$23,024,724	$64,081,203	$–	$87,105,927

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Country and Industry Alocation as of January 31, 2022 (Unaudited)

Country Allocation	% of TNA	Industry Allocation	% of TNA
Australia	1.9%	Automobiles & Components	7.2%
Austria	1.0%	Banks	15.3%
Brazil	4.8%	Capital Goods	13.5%
Canada	5.1%	Commercial & Professional Services	2.1%
China	7.8%	Consumer Durables & Apparel	2.8%
France	6.0%	Diversified Financials	3.1%
Germany	8.7%	Energy	3.5%
Greece	1.2%	Food, Beverage & Tobacco	5.4%
Hong Kong	2.3%	Health Care Equipment & Services	0.6%
India	3.7%	Insurance	1.7%
Ireland	1.2%	Materials	13.2%
Italy	3.6%	Media & Entertainment	1.9%
Japan	14.1%	Pharmaceuticals, Biotechnology & Life Sciences	4.9%
Mexico	0.8%	Retailing	2.1%
Netherlands	5.3%	Semiconductors & Semiconductor Equipment	9.0%
Russia	2.4%	Software & Services	1.5%
Singapore	1.1%	Technology Hardware & Equipment	2.4%
South Korea	6.0%	Telecommunication Services	2.7%
Sweden	0.7%	Transportation	4.0%
Switzerland	5.2%	Cash & Other	2.9%
Taiwan	4.8%
United Kingdom	9.3%	Total	100.0%
Cash & Other	3.0%
Total	100.0%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.